Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (1,467,612)	$ 9,846,711
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Change in fair value of convertible notes		(811,150)
Change in fair value of warrant liabilities	1,895,834	(7,138,542)
Interest earned on investments held in Trust Account	(3,176,694)	(4,000,465)
Changes in operating assets and liabilities:
Prepaid expenses	(80,366)	279,888
Accounts payable and accrued expenses	885,650	(72,585)
Income taxes payable	204,695	248,647
Net cash used in operating activities	(1,738,493)	(1,647,496)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(578,694)
Cash withdrawn from Trust Account to pay franchise and income taxes	1,111,457	871,000
Cash withdrawn from Trust Account in connection with redemption	287,071,970
Net cash provided by investing activities	287,604,733	871,000
Cash Flows from Financing Activities:
Proceeds from promissory note - related party	578,689
Repayment of promissory note – related party		(141,367)
Proceeds from convertible promissory note - related party	584,326	900,000
Redemption of common stock	(287,071,970)
Net cash (used in) provided by financing activities	(285,908,955)	758,633
Net Change in Cash	(42,715)	(17,863)
Cash – Beginning of period	348,749	366,612
Cash – End of period	306,034	348,749
Supplementary cash flow information:
Excise tax payable attributable to redemption of common stock	2,870,720
Cash paid for income taxes	$ 448,349	$ 511,000